SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment net
Useful Lives
Furniture, fixture and electronic equipment	5 to 7 years

Schedule of estimated useful lives of intangible assets
Useful life
Proprietary technology	5 years
Customer relationships	5 years

Schedule of our sales from our product lines
	For the years ended March 31,
	2025	2024	2023
Internet information and advertising service	$71,542	$-	$-
Revenue	$71,542	$-	$-

Schedule of foreign currency translation
	March 31, 2025	March 31, 2024	March 31, 2023
Period-end spot rate	US$1=RMB 7.1782	US$1=RMB 7.0950	US$1=RMB 6.8717
Average rate	US$1=RMB 7.1349	US$1=RMB 7.1157	US$1=RMB 6.8855